Average Annual Total Returns - Nationwide Emerging Markets Debt Fund	Class A Shares 1 Year	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Class C Shares 1 Year	Class C Shares Since Fund Inception	Class C Shares Fund Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Fund Inception	Class R6 Shares Fund Inception Date	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions Since Fund Inception	Class R6 Shares After Taxes on Distributions Fund Inception Date	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Class R6 Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	JPM EMBI Global Diversified Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	JPM EMBI Global Diversified Index (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception	JPM EMBI Global Diversified Index (The Index does not pay sales charges, fees, expenses or taxes.) Fund Inception Date
Total	0.88%	5.87%	Feb. 29, 2016	1.35%	5.56%	Feb. 29, 2016	3.42%	6.64%	Feb. 29, 2016	2.71%	4.25%	Feb. 29, 2016	2.05%	4.05%	Feb. 29, 2016	3.42%	6.64%	Feb. 29, 2016	5.26%	6.97%